BMO Pyrford International Stock Fund
BMO Pyrford International Stock Fund
Investment Objective:
To provide capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Purchase of Class A Shares – Class A Shares – Sales Charge” on page 121 of this Prospectus and under “How to Buy Shares – Class A Shares – Waivers and Reductions of Sales Charges” beginning on page 122 of this Prospectus and “How to Buy Shares” beginning on page B-38 of the Fund’s Statement of Additional Information. Investors purchasing and selling Class F3 shares may be subject to costs (including customary brokerage commissions) charged by their adviser, which are not reflected in the table below.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BMO Pyrford International Stock Fund		Class Y	Class I	Class A	Class R6	Class F3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none	none	5.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	[1]	none	none	1.00%	none	none
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)		2.00%	2.00%	2.00%	2.00%	2.00%
[1]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BMO Pyrford International Stock Fund		Class Y	Class I	Class A	Class R6	Class F3
Management Fees	[1]	0.73%	0.73%	0.73%	0.73%	0.73%
Distribution (12b-1) Fees		none	none	0.25%	none	none
Other Expenses		0.57%	0.32%	0.32%	0.17%	0.17%
Total Annual Fund Operating Expenses		1.30%	1.05%	1.30%	0.90%	0.90%
Fee Waiver and Expense Reimbursement	[2]	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	1.19%	0.94%	1.19%	0.79%	0.79%
[1]	The management fee disclosed is a blended fee based on the Fund’s total assets as of August 31, 2017. Under the investment advisory agreement, the Fund pays a management fee of 0.735% on the Fund’s first $500 million of average daily net assets, 0.72% on the next $200 million of average daily net assets, 0.62% on the next $100 million of average daily net assets, and 0.56% on assets in excess of $800 million.
[2]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 1.19% for Class Y, 0.94% for Class I, 1.19% for Class A, 0.79% for Class R6, and 0.79% for Class F3 through December 31, 2018. This expense limitation agreement may not be terminated prior to December 31, 2018 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2018. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example - BMO Pyrford International Stock Fund - USD ($)	Class Y	Class I	Class A	Class R6	Class F3
1 Year	$ 121	$ 96	$ 615	$ 81	$ 81
3 Years	401	323	881	276	276
5 Years	702	569	1,167	488	488
10 Years	$ 1,558	$ 1,273	$ 1,980	$ 1,098	$ 1,098

Expense Example, No Redemption - BMO Pyrford International Stock Fund - USD ($)	Class Y	Class I	Class A	Class R6	Class F3
1 Year	$ 121	$ 96	$ 615	$ 81	$ 81
3 Years	401	323	881	276	276
5 Years	702	569	1,167	488	488
10 Years	$ 1,558	$ 1,273	$ 1,980	$ 1,098	$ 1,098

Portfolio Turnover
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests at least 80% of its assets in equity securities of companies located in a number of countries outside the United States. The Fund invests primarily in companies that are located in the countries included, at the time of purchase, in the MSCI EAFE Index, which includes developed countries outside of North America. Although the Fund may invest in companies across all market capitalizations, the Fund invests primarily in companies that, at the time of purchase, have a minimum market capitalization of $2 billion. The Fund may at times focus its investments in one or more sectors.

The Fund’s sub-adviser is Pyrford International Ltd. (Pyrford), an affiliate of the Adviser. Pyrford seeks to minimize losses by adopting a highly defensive investment stance at times of perceived high risk, characterized by high valuation levels or high levels of financial leverage. The Fund does not target a specific volatility level, but aims to deliver volatility significantly below that of the MSCI EAFE Index by being zero weight in any country, sector, or stock that Pyrford believes has very poor value as measured by established fundamental value metrics (such as dividend yields, return on equity, and P/E ratios).

In determining where a company is located, the sub-adviser primarily relies on the country where the company is incorporated, but also may consider the country where the company’s revenues are derived and the primary market listing for the class of shares to be purchased. Although the Fund invests primarily in companies that are included in the MSCI EAFE Index, the Fund may invest up to 20% of its net assets in companies located in countries not represented in this index, including emerging market countries.

The Fund may invest in forward foreign currency exchange contracts, a type of derivative instrument, for purposes of hedging its exposure to non-U.S. currencies. From time to time, the Fund maintains a portion of its assets in cash. The Fund may increase its cash holdings in response to market conditions or in the event attractive investment opportunities are not available.
Principal Risks
The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Common Stock Risks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in, and perceptions of, their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors.

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Currency Risks. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Emerging Markets Risks. Investments in emerging markets can involve risks in addition to, and greater than, those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Foreign Securities Risks. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

Forward Foreign Currency Exchange Contracts Risks. Forward foreign currency exchange contracts are subject to currency risks. A forward foreign currency exchange contract also may result in losses in the event of a default or bankruptcy of the counterparty. Forward foreign currency exchange contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.

Management Risks. Pyrford’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Sector Risks. Companies with similar characteristics, such as those within similar industries, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. The value of equity securities purchased by the Fund may decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. If the value of the Fund’s investments goes down, you may lose money. U.S. and international markets have experienced significant volatility in recent years, which may increase the risks of investing in the securities held by the Fund. Policy changes by the U.S. government and/or Federal Reserve, such as raising interest rates, also could cause increased volatility in financial markets and higher levels of shareholder redemptions, which could have a negative impact on the Fund. Adverse market events also may lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.
Fund Performance
The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofundsus.com.
Class I—Annual Total Returns (calendar years 2012-2016)

The return for the Class I shares of the Fund from January 1, 2017 through September 30, 2017 was 14.80%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	9/30/2013	7.11%
Worst quarter	9/30/2015	(9.28)%

Average Annual Total Returns through 12/31/16
Average Annual Total Returns - BMO Pyrford International Stock Fund		1 Year	5 Years	Since Inception	Inception Date
Class I	[1]	2.92%	5.80%	5.77%	Dec. 29, 2011
Class I | Return After Taxes on Distributions	[1]	2.32%	5.26%	5.23%
Class I | Return After Taxes on Distributions and Sale of Fund Shares	[1]	2.08%	4.63%	4.60%
Class Y	[1]	2.69%	5.52%	5.50%	Dec. 29, 2011
Class Y | EAFE (reflects no deduction for fees, expenses or taxes)	[1]	1.51%	(1.15%)	7.30%
Class Y | LIMCCFI (reflects deduction of fees and no deduction for sales charges or taxes)	[1]	3.13%	6.71%	6.81%
Class A	[1]	2.69%		(2.84%)	May 27, 2014
Class R6	[1]	3.08%		(2.47%)	May 27, 2014
Class R6 | EAFE (reflects no deduction for fees, expenses or taxes)	[1]	1.51%		(2.72%)
Class R6 | LIMCCFI (reflects deduction of fees and no deduction for sales charges or taxes)	[1]	3.13%		(2.75%)
[1]	Because Class F3 shares have not been offered for a full calendar year, the information provided represents returns of Class I, Class Y, Class A, and Class R6 shares. Class F3 shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. The performance of Class F3 shares is expected to be the same as Class R6 shares because Class F3 and Class R6 shares have the same Total Annual Fund Operating Expenses.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class I and after-tax returns for Class Y, Class A, Class R6, and Class F3 will vary.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit to the shareholder that increases the after-tax return.

The Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE) is a free-float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Lipper International Multi-Cap Core Funds Index (LIMCCFI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.